RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Vincent K McMahon [Member]
Related Party Transaction [Line Items]
Acquisition related liabilities owed to certain counterparties	$ 3.5
Probable future payments		$ 2.0
Payments related to lease		1.5
Liabilities paid directly by related party	3.5	3.5
Proceeds from reimbursement of costs		5.8
EGH And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Reimbursed costs	$ 9.3	$ 5.4